Non-current assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains Or Losses On Assets Held For Sale [Line Items]
Impairment	€ 92	€ 51	€ 94
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Provision recognised for non-current assets held for sale	2,606	2,956	3,425
Impairment	163	139	204
Recoveries	€ 71	€ 88	€ 110